OFF-BALANCE SHEET ITEMS - Schedule of Fees and Commissions Related to Credit Exposure (Detail) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 239,033	$ 245,048	$ 784,794	$ 365,161
For Documentary Export and Import Credits	3,882	537,158	1,915,523	1,070,127
For Guarantees Granted	$ 1,069,919	$ 1,011,496	$ 3,209,596	$ 2,382,382